Short-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2018
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 45,400	$ 32,000
Short-term Debt	$ 25,000	$ 10,000
Short-term Debt, Weighted Average Interest Rate, at Point in Time	3.60%	3.60%
Short-term Debt [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 80,000	$ 40,000
Debt Instrument, Term	6 months
Minimum
Short-term Debt [Line Items]
Debt covenant, required capital invested	$ 20,000
Maximum
Short-term Debt [Line Items]
Debt covenant, required capital invested	$ 30,000
London Interbank Offered Rate (LIBOR) [Member]
Short-term Debt [Line Items]
Short-term Debt, Percentage Bearing Variable Interest Rate	3.50%